MATERIAL ACCOUNTING POLICY INFORMATION (Details) - USD ($) shares in Millions, $ in Millions	Nov. 29, 2021	Jun. 30, 2023	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Loan payable to Brookfield Business Partners	$ 1,900	$ 0	$ 228
Common shares transferred (in shares)	7